Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	Sep. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)
Debt
Short-term debt	€ 307,011	€ 1,149,988
Short-term debt from related parties	85,900	21,865
Short-term debt and short-term debt from related parties	392,911	1,171,853
Commercial paper program
Debt
Short-term debt	260,961	999,732
Commercial paper borrowing limit	1,000,000
Notional amount	261,000	1,000,000
Borrowings under lines of credit
Debt
Short-term debt	46,010	143,875
Borrowings offset under cash management system	1,195,698	152,598
Other
Debt
Short-term debt	40	6,381
Other debt relating to fixed payments for acquisitions
Debt
Short-term debt	€ 40	€ 6,381
Related party loan agreement
Debt
Short term borrowing capacity from related party			$ 400,000	€ 600,000